OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Financial information of reportable segments
Number of operating units | segment									11
Number of reportable segments | segment									3
Net sales	$ 3,244.2	$ 3,224.0	$ 3,169.1	$ 2,924.7	$ 3,143.8	$ 3,126.5	$ 3,086.5	$ 2,865.3	$ 12,562.0	$ 12,222.1	$ 11,531.1
Operating Income	$ 518.2	$ 549.0	$ 464.4	$ 313.6	$ 519.5	$ 461.1	$ 444.6	$ 303.1	1,845.2	1,728.3	1,747.3
Allocation | Valued at 2019 Management Rates
Financial information of reportable segments
Net sales									14,906.3	14,668.2	13,835.9
Operating Income									2,013.8	1,947.0	1,950.1
Allocation | Valued at 2020 Management Rates
Financial information of reportable segments
Net sales									14,906.3	14,668.2	13,835.9
Operating Income									2,013.8	1,947.0	1,950.1
Purchase Price Adjustments | Discontinued Operations and Related Allocation Charges
Financial information of reportable segments
Net sales									(2,344.3)	(2,446.1)	(2,304.8)
Operating Income									(168.6)	(218.7)	(202.8)
Global Industrial
Financial information of reportable segments
Net sales									5,980.2	5,806.8	5,421.3
Global Institutional & Specialty
Financial information of reportable segments
Net sales									4,401.5	4,302.0	4,043.3
Global Healthcare and Life Sciences
Financial information of reportable segments
Net sales									972.8	939.5	852.7
Other
Financial information of reportable segments
Net sales									1,207.5	1,173.8	1,213.8
Operating segment
Financial information of reportable segments
Net sales									12,597.4	12,014.7	11,429.5
Operating Income									1,854.3	1,701.8	1,731.1
Operating segment | Allocation | Valued at 2019 Management Rates
Financial information of reportable segments
Net sales									15,046.9	14,530.7	13,798.1
Operating Income									2,034.2	1,926.6	1,938.0
Operating segment | Allocation | Valued at 2020 Management Rates
Financial information of reportable segments
Net sales									14,952.1	14,438.8	13,709.6
Operating Income									2,023.6	1,918.3	1,929.4
Operating segment | Purchase Price Adjustments | Changes in Currency Rates
Financial information of reportable segments
Net sales									(94.8)	(91.9)	(88.5)
Operating Income									(10.6)	(8.3)	(8.6)
Operating segment | Purchase Price Adjustments | Discontinued Operations and Related Allocation Charges
Financial information of reportable segments
Net sales									(2,354.7)	(2,424.1)	(2,280.1)
Operating Income									(169.3)	(216.5)	(198.3)
Operating segment | Global Industrial
Financial information of reportable segments
Net sales									5,994.6	5,688.5	5,348.7
Operating Income									902.7	753.7	760.9
Operating segment | Global Industrial | Allocation | Valued at 2019 Management Rates
Financial information of reportable segments
Net sales									5,569.9	5,220.2	4,895.8
Operating Income									854.7	724.4	722.0
Operating segment | Global Industrial | Allocation | Valued at 2020 Management Rates
Financial information of reportable segments
Net sales									5,996.4	5,690.3	5,350.5
Operating Income									980.6	834.0	830.3
Operating segment | Global Industrial | Purchase Price Adjustments | Segment Changes
Financial information of reportable segments
Net sales									479.2	520.9	502.8
Operating Income									133.4	116.2	114.3
Operating segment | Global Industrial | Purchase Price Adjustments | Changes in Currency Rates
Financial information of reportable segments
Net sales									(52.7)	(50.8)	(48.1)
Operating Income									(7.5)	(6.6)	(6.0)
Operating segment | Global Industrial | Purchase Price Adjustments | Discontinued Operations and Related Allocation Charges
Financial information of reportable segments
Net sales									(1.8)	(1.8)	(1.8)
Operating Income									(77.9)	(80.3)	(69.4)
Operating segment | Global Institutional & Specialty
Financial information of reportable segments
Net sales									4,412.1	4,255.2	4,022.5
Operating Income									939.8	901.5	868.1
Operating segment | Global Institutional & Specialty | Allocation | Valued at 2019 Management Rates
Financial information of reportable segments
Net sales									5,235.5	5,066.0	4,785.8
Operating Income									1,042.2	1,007.3	962.7
Operating segment | Global Institutional & Specialty | Allocation | Valued at 2020 Management Rates
Financial information of reportable segments
Net sales									4,412.1	4,255.2	4,022.5
Operating Income									947.3	905.0	874.4
Operating segment | Global Institutional & Specialty | Purchase Price Adjustments | Segment Changes
Financial information of reportable segments
Net sales									(800.1)	(788.3)	(740.7)
Operating Income									(93.4)	(100.8)	(86.7)
Operating segment | Global Institutional & Specialty | Purchase Price Adjustments | Changes in Currency Rates
Financial information of reportable segments
Net sales									(23.3)	(22.5)	(22.6)
Operating Income									(1.5)	(1.5)	(1.6)
Operating segment | Global Institutional & Specialty | Purchase Price Adjustments | Discontinued Operations and Related Allocation Charges
Financial information of reportable segments
Operating Income									(7.5)	(3.5)	(6.3)
Operating segment | Global Healthcare and Life Sciences
Financial information of reportable segments
Net sales									979.0	915.7	851.7
Operating Income									124.5	124.4	103.7
Operating segment | Global Healthcare and Life Sciences | Allocation | Valued at 2020 Management Rates
Financial information of reportable segments
Net sales									979.0	915.7	851.7
Operating Income									135.1	135.1	116.1
Operating segment | Global Healthcare and Life Sciences | Purchase Price Adjustments | Segment Changes
Financial information of reportable segments
Net sales									991.7	928.2	862.6
Operating Income									136.7	136.8	117.2
Operating segment | Global Healthcare and Life Sciences | Purchase Price Adjustments | Changes in Currency Rates
Financial information of reportable segments
Net sales									(12.7)	(12.5)	(10.9)
Operating Income									(1.6)	(1.7)	(1.1)
Operating segment | Global Healthcare and Life Sciences | Purchase Price Adjustments | Discontinued Operations and Related Allocation Charges
Financial information of reportable segments
Operating Income									(10.6)	(10.7)	(12.4)
Operating segment | Upstream Energy | Allocation | Valued at 2020 Management Rates
Financial information of reportable segments
Net sales									2,352.9	2,422.3	2,278.3
Operating Income									187.9	172.3	158.6
Operating segment | Upstream Energy | Purchase Price Adjustments | Segment Changes
Financial information of reportable segments
Net sales									2,350.0	2,419.8	2,276.8
Operating Income									188.2	170.7	158.9
Operating segment | Upstream Energy | Purchase Price Adjustments | Changes in Currency Rates
Financial information of reportable segments
Net sales									2.9	2.5	1.5
Operating Income									(0.3)	1.6	(0.3)
Operating segment | Upstream Energy | Purchase Price Adjustments | Discontinued Operations and Related Allocation Charges
Financial information of reportable segments
Net sales									(2,352.9)	(2,422.3)	(2,278.3)
Operating Income									(187.9)	(172.3)	(158.6)
Operating segment | Global Energy | Allocation | Valued at 2019 Management Rates
Financial information of reportable segments
Net sales									3,334.0	3,388.8	3,205.8
Operating Income									379.1	338.5	322.9
Operating segment | Global Energy | Purchase Price Adjustments | Segment Changes
Financial information of reportable segments
Net sales									(3,334.0)	(3,388.8)	(3,205.8)
Operating Income									(379.1)	(338.5)	(322.9)
Operating segment | Other
Financial information of reportable segments
Net sales									1,211.7	1,155.3	1,206.6
Operating Income									167.0	164.0	147.0
Operating segment | Other | Allocation | Valued at 2019 Management Rates
Financial information of reportable segments
Net sales									907.5	855.7	910.7
Operating Income									167.3	160.0	140.7
Operating segment | Other | Allocation | Valued at 2020 Management Rates
Financial information of reportable segments
Net sales									1,211.7	1,155.3	1,206.6
Operating Income									180.6	174.6	159.3
Operating segment | Other | Purchase Price Adjustments | Segment Changes
Financial information of reportable segments
Net sales									313.2	308.2	304.3
Operating Income									14.2	15.6	19.2
Operating segment | Other | Purchase Price Adjustments | Changes in Currency Rates
Financial information of reportable segments
Net sales									(9.0)	(8.6)	(8.4)
Operating Income									(0.9)	(1.0)	(0.6)
Operating segment | Other | Purchase Price Adjustments | Discontinued Operations and Related Allocation Charges
Financial information of reportable segments
Operating Income									(13.6)	(10.6)	(12.3)
Currency impact
Financial information of reportable segments
Net sales									(35.4)	207.4	101.6
Operating Income									(9.1)	26.5	16.2
Currency impact | Allocation | Valued at 2019 Management Rates
Financial information of reportable segments
Net sales									(140.6)	137.5	37.8
Operating Income									(20.4)	20.4	12.1
Currency impact | Allocation | Valued at 2020 Management Rates
Financial information of reportable segments
Net sales									(45.8)	229.4	126.3
Operating Income									(9.8)	28.7	20.7
Currency impact | Purchase Price Adjustments | Changes in Currency Rates
Financial information of reportable segments
Net sales									94.8	91.9	88.5
Operating Income									10.6	8.3	8.6
Currency impact | Purchase Price Adjustments | Discontinued Operations and Related Allocation Charges
Financial information of reportable segments
Net sales									10.4	(22.0)	(24.7)
Operating Income									0.7	(2.2)	(4.5)
Corporate
Financial information of reportable segments
Operating Income									(279.7)	(241.8)	(148.6)
Corporate | Allocation | Valued at 2019 Management Rates
Financial information of reportable segments
Operating Income									(409.1)	(303.6)	(210.3)
Corporate | Allocation | Valued at 2020 Management Rates
Financial information of reportable segments
Operating Income									(407.9)	(302.7)	(209.3)
Corporate | Purchase Price Adjustments | Changes in Currency Rates
Financial information of reportable segments
Operating Income									1.2	0.9	1.0
Corporate | Purchase Price Adjustments | Discontinued Operations and Related Allocation Charges
Financial information of reportable segments
Operating Income									$ 128.2	$ 60.9	$ 60.7